9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Buildings and Leasehold improvements	¥ 1,422,015	¥ 1,419,535
Furniture and fixtures	67,170	67,422
Equipment	114,067	114,067
Company automobiles	902	5,115
Total	1,604,154	1,606,139
Less: accumulated depreciation and amortization	(303,040)	(255,281)
Property, equipment and leasehold improvements, net	¥ 1,301,114	¥ 1,350,858